Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
7 -	PROPERTY AND EQUIPMENT, NET
	As of June 30,
	2023	2022
Electronic equipment	$737,489	$777,547
Leasehold improvements	202,948	230,635
Office equipment	82,580	83,226
	1,023,017	1,091,408
Less: Accumulated depreciation	(707,479)	(506,215)
Property and equipment, net	$315,538	$585,193